Consolidated Statements of Comprehensive Income/(loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income/ (loss)
Net loss	$ (117,107)	$ (78,885)
Other comprehensive income/ (loss):
Unrealized gain on Senior Notes	0	2,059
Reclassification of gain associated with Senior Notes to Interest and finance costs	0	(709)
Reclassification of losses on previously designated cash flow hedges to Interest and finance costs	0	6,544
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	276	274
Actuarial gains	3,668	102
Total other comprehensive income	3,944	8,270
Total comprehensive loss	(113,163)	(70,615)
Less: comprehensive (income)/loss attributable to non-controlling interests	(19,229)	11,167
Comprehensive loss attributable to Dryships Inc.	$ (132,392)	$ (59,448)